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                             EXCELSIOR FUNDS, INC.

                     SHORT-TERM GOVERNMENT SECURITIES FUND

                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1996

  The section entitled "Management of the Funds--Investment Adviser" has been amended as follows:

  1. The following paragraph will replace the fourth paragraph:

   The Short-Term Government Securities Fund's portfolio manager, G. Michael O'Neil, III, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. O'Neil, a Senior Vice President and Manager of Money Market Investments at U.S. Trust, has been with U.S. Trust since 1989 and has been the Fund's portfolio manager since December 1996.

  The date of this Supplement is January 17, 1997.
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                             EXCELSIOR FUNDS, INC.

 PRODUCTIVITY ENHANCERS, COMMUNICATION AND ENTERTAINMENT AND EARLY LIFE CYCLE
                                     FUNDS

                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1996

  The section entitled "Management of the Funds--Investment Adviser" has been amended as follows:

  1. The following paragraphs will replace the seventh paragraph:

    The Productivity Enhancers Fund's portfolio co-manager, John J. Knox, III, a Vice President at U.S. Trust, has been with U.S. Trust since June 1995 and has been the Fund's co-manager since January 1997. Prior to his association with U.S. Trust, Mr. Knox was an investment manager with Smith Barney and its predecessor firms from 1985 to 1995.

    The Productivity Enhancers Fund's portfolio co-manager, Ronald A. Fisher, a Vice President and Senior Analyst at U.S. Trust, has been with U.S. Trust since December 1994 and has been the Fund's co-manager since January 1997. Prior to his association with U.S. Trust, Mr. Fisher was an analyst at Nippon Credit Trust Company from 1991 to 1994.

  2. The following paragraph will replace the tenth paragraph:

    The Communication and Entertainment Fund's portfolio manager, Michael E. Hoover, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hoover, a Vice President and Senior Analyst at U.S. Trust, has been associated with U.S. Trust since 1989 and has been the Fund's portfolio manager since January 1997.

  3. The following paragraphs will replace the thirteenth paragraph:

    The Early Life Cycle Fund's portfolio co-manager is Jay B. Springer. Mr. Springer, a Managing Director and Senior Portfolio Manager at U.S. Trust, has been with U.S. Trust since June 1983 and has been the Fund's portfolio manager since January 1997.

    The Early Life Cycle Fund's portfolio co-manager is Diana L. Chaney. Ms. Chaney, a Vice President at U.S. Trust, has been with U.S. Trust since May 1995 and was previously with Smith Barney Investment Advisers where she was Director of Money Management from 1987 to 1995.

  The date of this Supplement is January 17, 1997.